                               [BB&T FUNDS LOGO]

                       SUPPLEMENT DATED NOVEMBER 21, 2005

                                     TO THE
                 CLASS A, CLASS B AND CLASS C SHARES PROSPECTUS
                             DATED FEBRUARY 1, 2005
                          AS AMENDED OCTOBER 21, 2005

     THIS SUPPLEMENT PROVIDES THE FOLLOWING AMENDED AND SUPPLEMENTAL INFORMATION AND SUPERSEDES ANY INFORMATION TO THE CONTRARY IN THE CLASS A, CLASS B, AND CLASS C SHARES PROSPECTUS DATED FEBRUARY 1, 2005, AS AMENDED OCTOBER 21, 2005:

CHANGE IN FUND NAME

     Effective November 21, 2005, the BB&T Small Company Value Fund will be renamed the BB&T SMALL CAP FUND. All references in the prospectus to the Small Company Value Fund should be construed to refer to the Small Cap Fund.

CHANGE IN INVESTMENT OBJECTIVE

     Effective November 21, 2005, the investment objective of the Small Cap Fund (formerly the Small Company Value Fund), on page 22 of the prospectus, will be amended to read as follows:

        The Fund seeks long-term capital appreciation by investing primarily in a diversified portfolio of equity and equity-related securities of small capitalization companies.

CHANGE TO BENCHMARK INDEX

     The following benchmark changes will be effective November 21, 2005, in order to better represent the Funds' investment strategies for comparison purposes:

FUND                                          CURRENT BENCHMARK INDEX    NEW BENCHMARK INDEX
----                                          ------------------------   -------------------
Small Cap Fund                                Russell 2000 Value Index   Russell 2000 Index
(formerly the Small Company Value Fund)

     Accordingly, the following information is added to the return table on page 23 of the prospectus:

                                                                      SINCE INCEPTION
                                                             1 YEAR      (5/19/03)
                                                             ------   ---------------
Russell 2000 Index                                           16.95%        33.39%

                   SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT
                   WITH THE PROSPECTUS FOR FUTURE REFERENCE.

SP-R-R2 1105

                               [BB&T FUNDS LOGO]

                       SUPPLEMENT DATED NOVEMBER 21, 2005
                                     TO THE
                        INSTITUTIONAL SHARES PROSPECTUS
                             DATED FEBRUARY 1, 2005
                            AS AMENDED MAY 26, 2005

     THIS SUPPLEMENT PROVIDES THE FOLLOWING AMENDED AND SUPPLEMENTAL INFORMATION AND SUPERSEDES ANY INFORMATION TO THE CONTRARY IN THE INSTITUTIONAL SHARES PROSPECTUS DATED FEBRUARY 1, 2005, AS AMENDED MAY 26, 2005:

CHANGE IN FUND NAME

     Effective November 21, 2005, the BB&T Small Company Value Fund will be renamed the BB&T SMALL CAP FUND. All references in the prospectus to the Small Company Value Fund should be construed to refer to the Small Cap Fund.

CHANGE IN INVESTMENT OBJECTIVE

     Effective November 21, 2005, the investment objective of the Small Cap Fund (formerly the Small Company Value Fund), on page 18 of the prospectus, will be amended to read as follows:

        The Fund seeks long-term capital appreciation by investing primarily in a diversified portfolio of equity and equity-related securities of small capitalization companies.

CHANGE TO BENCHMARK INDEX

     The following benchmark changes will be effective November 21, 2005, in order to better represent the Funds' investment strategies for comparison purposes:

FUND                                          CURRENT BENCHMARK INDEX    NEW BENCHMARK INDEX
----                                          ------------------------   -------------------
Small Cap Fund                                Russell 2000 Value Index   Russell 2000 Index
(formerly the Small Company Value Fund)

     Accordingly, the following information is added to the return table on page 19 of the prospectus:

                                                                      SINCE INCEPTION
                                                             1 YEAR      (5/19/03)
                                                             ------   ---------------
Russell 2000 Index                                           16.95%        33.39%

                   SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT
                   WITH THE PROSPECTUS FOR FUTURE REFERENCE.

SP-INST-R4 1105